Note 11 - Liability Related to Sale of Future Royalties (Details Textual) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended		87 Months Ended
	May 31, 2022	Sep. 18, 2015	Sep. 30, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Proceeds From Sale of Royalty and Milestone Rights		$ 65,000	$ 65,000
Consideration Paid for Termination of Royalty Monetization	$ 100			$ 100		$ 100
Non-cash Gain on Termination of Liability Related to Sale of Future Royalties	$ 84,100			$ 84,152	$ (0)
Effective Annual Interest Rate				3.20%	3.50%
SWK [Member]
Percentage of Royalties and Rights Under Agreement		75.00%
SWK [Member] | First Four Commercial Milestones [Member]
Percentage of Royalties and Rights Under Agreement		80.00%
Commercial Milestones Value Maximum Amount Available		$ 35,600
AcelRX [Member] | First Four Commercial Milestones [Member]
Commercial Milestones Value Maximum Amount Available		$ 44,500